Earnings (Loss) per Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings (Loss) Per Unit
Earnings (Loss) per Unit

Note 10—Earnings (Loss) Per Unit

As discussed in Note 8—Members’ Equity, the Company had Tranche A and Tranche C Equity Units. Additionally, the Company’s RUAs are classified as Tranche A non‑voting units upon vesting. In a distribution of capital in excess of contributed capital, the Company’s two types of Equity Units, Tranche A and Tranche C, participated in distributions proportionally based on their respective share of the total number of equity units outstanding. The Tranche C Equity Units received their contributed capital prior to Tranche A only in a liquidation event. The Company assumed liquidation in excess of capital contributions, thus the Tranche C and A Units are considered in the same class for the purpose of computing earnings (loss) per unit. In connection with the IPO, the equity holders in Holdings, other than the holders of the Series B Preferred Units, but including the holders of RUAs and incentive units, received common stock in XOG.

Basic earnings (loss) per unit is computed by dividing income (loss) attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit reflects the potential dilutive impact from unvested RUAs. As of September 30, 2016, there were no remaining unvested RUAs available for grant under the 2014 Plan. As of September 30, 2015, there were 7.0 million unvested RUAs. In periods of net loss, as was the case for the three and nine months ended September 30, 2016 and 2015 and the three months ended September 30, 2016, potentially dilutive units are excluded from the calculation because they are anti‑dilutive.

The table below sets forth the computations of basic and diluted net income (loss) per unit for the three and nine months ended September 30, 2016 and 2015 (in thousands, except per unit data):

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Net income (loss) allocable to Equity Units	$(37,267)	$18,650	$(210,400)	$(38,060)

Weighted-average shares:
Weighted average Equity Units outstanding - basic	349,014	279,896	332,377	266,844
Weighted average Equity Units outstanding - diluted	349,014	286,891	332,377	266,844

Income (loss) per Equity Unit(1):
Basic	$(0.11)	$0.07	$(0.63)	$(0.14)
Diluted	$(0.11)	$0.07	$(0.63)	$(0.14)
(1)

For the nine months ended September 30, 2016 and 2015 and the three months ended September 30, 2016, the anti‑dilutive RUAs were excluded from the if‑converted method of calculating diluted earnings per unit. For the three months ended September 30, 2015, 7.0 million unvested RUAs were included in the if-converted method of calculating diluted earnings per unit.

Note 11—Earnings (Loss) Per Unit

As discussed in Note 9—Members’ Equity, the Company has Tranche A and Tranche C Equity Units. Additionally, the Company’s RSUs are classified as Tranche A non-voting units upon vesting. In a distribution of capital in excess of contributed capital, the Company’s two types of Equity Units, Tranche A and Tranche C, participate in distributions proportionally based on their respective share of the total number of equity units outstanding. The Tranche C Equity Units receive their contributed capital prior to Tranche A only in a liquidation event. The Company assumes liquidation in excess of capital contributions, thus the Tranche C and A Units are considered in the same class for the purpose of computing earnings (loss) per unit.

Basic earnings (loss) per unit is computed by dividing income (loss) attributable to unitholders by the weighted average number of units outstanding during each period. Diluted earnings per unit reflects the potential dilutive impact from unvested RSUs. As of December 31, 2015 and 2014, there were 6.3 million and 9.5 million unvested RSUs, respectively. In periods of net loss, as was the case for the year-ended December 31, 2015, potentially dilutive units are excluded from the calculation because they are anti-dilutive.

The table below sets forth the computations of basic and diluted net income (loss) per unit for the years ended December 31, 2015 and 2014 (in thousands, except per unit data):

	For the Years Ended December 31,
	2015	2014
Net income (loss) allocable to Equity Units	$(47,264)	$49,842
Weighted average basic Equity Units outstanding	277,322	180,429
Basic income (loss) per Equity Unit	$(0.17)	$0.28
Weighted average diluted Equity Units outstanding	277,322	189,938
Diluted income (loss) per Equity Unit(1)	$(0.17)	$0.26

(1)For the year ended December 31, 2015, the anti-dilutive RSUs were excluded from the if-converted method of calculating diluted earnings per unit.